ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Accounts payable	$ 341	$ 840
Other accrued liabilities	241	243
Accounts payable and other accrued liabilities	$ 582	$ 1,083